Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,082,880.43
Previously Paid Amount
Total Fee Amount	9,964.19
Total Offset Amount
Net Fee	$ 9,964.19